Financial Instruments and Financial Risk Management - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Risk	Dec. 31, 2022 USD ($) GBP (£)	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) GBP (£)	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 USD ($)	Oct. 20, 2022 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Notional amount	$ 597,247	$ 597,247	$ 597,247	$ 597,247	$ 597,247	$ 597,247	$ 597,247	$ 1,616,383	$ 1,616,383	$ 1,616,383		$ 400,000
Number of risk identified | Risk				3
Trade payables	310,964	310,964	310,964	$ 310,964	310,964	310,964	310,964	342,938	342,938	342,938
Other payables	20,233	20,233	20,233	20,233	20,233	20,233	20,233	22,208	22,208	22,208
Social security and other taxes	46,204	46,204	46,204	46,204	46,204	46,204	46,204	69,053	69,053	69,053
Current put-call option liabilities	13,700	13,700	13,700	13,700	13,700	13,700	13,700
Restricted cash	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,300	2,300	2,300
Total equity	$ 905,621	905,621	$ 905,621	$ 905,621	$ 905,621	$ 905,621	$ 905,621	270,616	$ 270,616	$ 270,616	$ (1,658,642)		$ 1,337,832
Gains/losses on cash flow hedges arising during the period		(900)
Share price | $ / shares							$ 4.73
Increase in determined multiple applied to underlying EBITDA.			0.50%
Decrease in determined multiple applied to underlying EBITDA.			0.50%
Increase in fair value of investment		24,600
Decrease in Fair Value of Investment		37,900
Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Description of sources of hedge ineffectiveness that emerged in hedging relationship	The key sources of risk that could result in ineffectiveness include credit risk, a change in the economic relationship between the hedged item and the hedging instrument, a potential change in timing in relation to the hedged item, the currency basis risk, exchange rate volatility and a substantial reduction in the market liquidity for the hedging instrument.
Description of how entity establishes hedge ratio	Under the Group’s hedging policy for exchange rate risk, the critical terms of the foreign currency derivatives must align with the hedged items. The contracts are denominated in the same currency as the highly probable future sales and purchases, which are expected to occur within a maximum 18-month period. This determines the hedge relationship to be 1:1.
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Description of sources of hedge ineffectiveness that emerged in hedging relationship	The key sources of risk that could result in ineffectiveness include credit risk, a change in the economic relationship between the hedged item and the hedging instrument, a potential change in timing in relation to the hedged item, basis risk and a substantial reduction in the market liquidity for the hedging instrument.
Description of how entity establishes hedge ratio	Under the Group’s hedging policy for interest rate risk, the critical terms of the interest rate swaps must align with the hedged items. The contracts are denominated in the same currency as the highly probable future interest payments, with the same floating rate and are expected to occur within a maximum 36-month period. This determines the hedge relationship to be 1:1.
Hedge Items
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		(50,700)
Hedge Items | Inventory | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		800									$ (2,100)
Hedge Items | Cost of revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period								9,900
Gains/losses on cash flow hedges arising during the period								(1,400)
Hedge Items | Selling, General and Administrative Expenses
Disclosure Of Financial Instruments [Line Items]
Gain arising on foreign exchange hedges		23,400
Hedge Items | Selling, General and Administrative Expenses | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		(74,100)						13,400
Hedge Items | Finance Costs | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		$ (200)						$ 0
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Alibaba and Richemont
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities	$ 71,900	$ 71,900	$ 71,900	$ 71,900	$ 71,900	$ 71,900	$ 71,900	$ 498,000	$ 498,000	$ 498,000
Non-current put-call option liabilities expected to mature	2026
Palm Angels
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities	$ 97,300	97,300	97,300	97,300	$ 97,300	$ 97,300	97,300	150,300	150,300	150,300
Non-current put-call option liabilities expected to mature	2026
Chalhoub
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities								188,300	$ 188,300	$ 188,300
Forward Exchange Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate					1.28	1.05			1.37	1.13
Interest Rate Swap Contracts
Disclosure Of Financial Instruments [Line Items]
Notional amount	$ 200,000	200,000	200,000	200,000	$ 200,000	$ 200,000	200,000	0	$ 0	$ 0
Carrying value								$ 0	$ 0	$ 0
Carrying value of liability	1,800	1,800	1,800	1,800	1,800	1,800	1,800
Term Loan
Disclosure Of Financial Instruments [Line Items]
Notional amount	$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 400,000